PHOENIX INVESTMENT PARTNERS







                                                                OCTOBER 31, 1998








                     SEMIANNUAL REPORT




                                                              Phoenix Income
                                                              and Growth Fund











[LOGO]PHOENIX
      INVESTMENT PARTNERS

--------------------------------------------------------------------------------

             Mutual funds are not insured by the FDIC; are not
             deposits or other obligations of a bank and are not
             guaranteed by a bank; and are subject to
             investment risks, including possible loss of the
             principal invested.
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT

DEAR SHAREHOLDER:
[PHOTO]

  We are pleased to provide this semiannual report for the Income and Growth Fund for the six months ended October 31, 1998.

  The past six months have been a remarkable time for the financial markets. As a result of the growing economic crises in Russia, Japan and global emerging markets that began in the summer, investors flocked to the most highly liquid and "lowest risk" investments available.

  The Lehman Brothers Government Bond Index(1) gained 7.5% for the six months through October 31, 1998, while the J.P. Morgan Emerging Market Bond Index Plus(2) was down over 21% for the same period. The largest U.S. stocks widely outperformed smaller capitalization companies. The S&P 500 Index(3) was essentially flat at (0.4)%, while the Russell 2000 Index(4) , a measure of small stocks' performance, lost 21%.

  During such market extremes, it is important to keep a long-term perspective. We believe that by remaining true to our investment discipline, we will continue to add value for our shareholders over the long term. Of course, past performance is no guarantee of future results.

  On the following pages, your Fund's portfolio management team discusses market factors that affected the portfolio and share their outlook for the next six months. We hope you find their comments informative. If you have any questions, please contact your financial advisor or call us at 1-800-243-1574.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin

December 9, 1998

(1) THE LEHMAN BROTHERS GOVERNMENT BOND INDEX IS AN UNMANAGED, COMMONLY USED MEASURE OF TOTAL RETURN PERFORMANCE FOR GOVERNMENT BONDS. THE INDEX IS NOT AVAILABLE FOR DIRECT INVESTMENT.
(2) THE J.P. MORGAN EMERGING MARKET BOND INDEX PLUS IS AN UNMANAGED, COMMONLY USED MEASURE OF EMERGING-MARKET DEBT TOTAL RETURN PERFORMANCE. THE INDEX IS NOT AVAILABLE FOR DIRECT INVESTMENT.
(3) THE S&P 500 INDEX IS AN UNMANAGED, COMMONLY USED MEASURE OF STOCK MARKET TOTAL RETURN PERFORMANCE. THE INDEX IS NOT AVAILABLE FOR DIRECT INVESTMENT.
(4) THE RUSSELL 2000 INDEX IS AN UNMANAGED, COMMONLY USED MEASURE OF TOTAL RETURN PERFORMANCE FOR SMALL-CAPITALIZATION COMPANIES. THE INDEX IS NOT AVAILABLE FOR DIRECT INVESTMENT.

PHOENIX INCOME AND GROWTH FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The Fund is appropriate for investors seeking current yield and conservation of capital as well as the potential for long-term capital appreciation. The Fund's asset allocation is approximately 60% fixed income and 40% equity. Investors should note that the Fund may invest in high-yield securities as well as foreign bonds. High-yield bonds generally are subject to greater market fluctuations and risk of loss of income and principal than are lower-yielding bonds. In addition, foreign investing involves special risks, such as currency fluctuation, less public disclosure, as well as economic and political risks.

Q: HOW DID THE FUND PERFORM DURING THIS DIFFICULT MARKET ENVIRONMENT?

A: For the six months ended October 31, 1998, Class A shares returned (1.55)% and Class B shares returned (1.78)% compared with a return of 3.63% for the Fund's benchmark(1). All performance figures assume reinvestment of distributions and exclude the effect of sales charges.

Q: WHAT FACTORS MOST AFFECTED PERFORMANCE?

A: The stock market, as measured by the S&P 500 Index started the period at 1,111.75 and finished at 1,098.67, down 13.08 points. The small drop in the Index's value hides the extreme volatility we experienced over the six-month reporting period. The stock market dropped dramatically from mid-July to the end of August. Factors that caused volatility in both the stock market and our equity holdings included: a worsening situation in Asia and Latin America, Russian currency devaluation and debt restructuring, collapsing hedge funds, trading losses at large banks and broker/dealers, the General Motors strike and fear of disappointing third-quarter earnings reports.

    Given the weak state of the financial system, at the time of this writing, Federal Reserve Chairman Alan Greenspan has lowered interest rates three times in the last seven weeks. His primary concern was a developing liquidity crisis where credit spreads widened to extreme levels due to the reluctance of banks and brokers to make markets in securities. Also, companies were unable to raise capital by issuing stocks and bonds and banks were becoming more unwilling to make loans. In mid-October, stocks began to rally after investors became more confident the Fed would take a leadership position to prevent the U.S. economy from falling into a recession. Other factors that assisted the stock market's recovery included: a stronger than expected third-quarter U.S. Gross Domestic Product report, reasonable third-quarter earnings reports, Japanese banking reform legislation, a Brazilian fiscal package that should pave the way for an IMF bailout and robust October auto sales figures. Given these factors, investors have warmed-up to equity securities, and cash flows are once again moving into stock funds. Small-capitalization issues and technology stocks have shown market leadership in the recent advance.

(1) THE BENCHMARK IS A COMPOSITE INDEX MADE UP OF 40% OF THE S&P 500 INDEX RETURN AND 60% OF THE LEHMAN BROTHERS AGGREGATE BOND INDEX RETURN. THE COMPOSITE BENCHMARK IS NOT AVAILABLE FOR DIRECT INVESTMENT. THE S&P 500 INDEX IS AN UNMANAGED, COMMONLY USED MEASURE OF STOCK MARKET TOTAL RETURN PERFORMANCE AND IS NOT AVAILABLE FOR DIRECT INVESTMENT. THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS AN UNMANAGED, COMMONLY USED MEASURE OF BROAD BOND MARKET TOTAL RETURN PERFORMANCE AND IS NOT AVAILABLE FOR DIRECT INVESTMENT.

    Within the fixed-income portion of the Fund, dislocations in bond markets around the world held back overall performance. While problems in Russia were the catalyst for a sudden drop in the value of emerging-markets debt, virtually every country--both developed and emerging--was negatively affected on a relative basis. As the crisis spread, even AAA-rated mortgage-backed securities came under pressure. While the primary sources of underperformance within the portfolio can be linked to non-U.S. holdings (dollar-denominated) and lower quality domestic securities, there were no material positive contributors other than U.S. Treasuries and taxable municipal securities. Even then, spreads for all taxable municipal issues widened during the quarter as investors around the globe flocked to the high credit quality of U.S. Treasuries.

Q: WHAT WERE THE BEST AS WELL AS THE MOST DISAPPOINTING PERFORMERS?

A: Some of our best performing stocks were from a rather diverse group including: autos, drugs, retailers, technology and telecommunications stocks. Ford stock was a strong performer due to robust auto sales and continued progress on the cost-cutting side. Warner Lambert was one of the standouts in the drug industry. Their pharmaceuticals division is benefiting from strong sales of Lipitor (for cholesterol reduction) and Rezulin (for diabetes). Strength in consumer spending has helped Wal-Mart Stores deliver double-digit revenue and earnings growth. IBM had outstanding performance. A new family of mainframe computers is boosting sales and demand for storage products remains strong. Also, the services business is growing at a rapid pace. BellSouth Corporation was strong in the telecommunications sector. Growth in new phone lines and strong sales of high margin products like caller-ID and call waiting are resulting in double-digit earnings growth.

    The portfolio did suffer several disappointments on the equity side. Financial services stocks, oil equipment and services companies and a few cyclical names lost value due to the economic and financial difficulties described above. Bank One Corporation and Citigroup were hurt by trading losses and a general aversion to hold financial stocks amidst the volatile investment environment. Weak oil prices hurt our positions in Schlumberger and Varco International. Declining crop prices have hurt Deere & Company as farmers have cut back on ordering new equipment. Finally, Whirlpool was hurt by its exposure to the Brazilian market. Consumer demand for home appliances in Brazil has slowed to a trickle over the past year due to rising interest rates and extremely high levels of unemployment.

    On the fixed-income side, we made minor tactical sector shifts to take advantage of increasingly attractive valuations over the last few months of the reporting period. We saw value in virtually all of the non-Treasury sectors of the market, and as difficult as August was, valuations became even more attractive. We shifted assets out of asset-backed securities and taxable municipal issues in favor of investment-grade corporates, domestic high-yield and tax-exempt municipal issues. We also maintained our well-diversified and relatively conservative stance within our U.S. dollar-denominated foreign holdings. Additionally, the portfolio's emerging-markets allocation is concentrated in the large Latin American countries, based on their improving economic fundamentals and ongoing commitment to financial reform.

Q: WHAT IS YOUR OUTLOOK FOR THE NEXT SIX MONTHS?

A: There is an expectation that the Federal Reserve will continue to lower interest rates in order to prevent the U.S. economy from slipping into a recession. There is a common saying on Wall Street, "don't fight the Fed." The economists that we follow are forecasting a five to seven percent increase in S&P 500 operating earnings in 1999. These same economists do not predict that the U.S. economy will fall into a recession next year. So, as long as interest rates fall and earnings continue to grow, the environment for common stocks is expected to be favorable.

    Looking ahead over the next six- to 12-month time period, we expect bond market volatility to continue at its current high levels, driven by the uncertainty surrounding the length and depth of the global liquidity crisis. We believe our duration-neutral, value-driven fixed-income management style is most suited for these types of market conditions. By remaining true to our discipline of focusing on the most undervalued sectors, we believe we will be able to continue to add value for our clients over the long term. Of course, past performance is no guarantee of future results.

                                                               NOVEMBER 19, 1998

Phoenix Income and Growth Fund

 TEN LARGEST EQUITY HOLDINGS AT OCTOBER 31, 1998 (AS A PERCENTAGE OF TOTAL NET
                                    ASSETS)

    1.  AT&T Corp.                                                     1.3%
        PROVIDES VOICE, DATA AND VIDEO TELECOMMUNICATIONS SERVICES
    2.  Microsoft Corp.                                                1.1%
        WORLD'S LEADING COMPUTER SOFTWARE COMPANY
    3.  Ford Motor Co.                                                 1.1%
        MANUFACTURER OF CARS, VANS, TRUCKS, TRACTORS AND ACCESSORIES
    4.  BankAmerica Corp.                                              1.0%
        PROVIDES CONSUMER, CORPORATE AND INVESTMENT BANKING SERVICES
    5.  Pfizer, Inc.                                                   1.0%
        PRODUCES AND DISTRIBUTES PROPRIETARY HEALTH-RELATED ITEMS
    6.  United Technologies Corp.                                      0.9%
        MAJOR MANUFACTURER OF AIRCRAFT JET ENGINES AND SPARE PARTS
    7.  Bank One Corp.                                                 0.8%
        THE NATION'S FIFTH LARGEST BANK HOLDING COMPANY
    8.  Fannie Mae                                                     0.8%
        MORTGAGE INSURER
    9.  Morgan Stanley Dean Witter & Co.                               0.7%
        PROVIDES A BROAD RANGE OF CREDIT AND INVESTMENT PRODUCTS TO
        INDIVIDUALS
   10.  BellSouth Corp.                                                0.7%
        PROVIDES WIRELINE TELECOMMUNICATIONS AND WIRELESS COMMUNICATIONS
        SERVICES

                        INVESTMENTS AT OCTOBER 31, 1998
                                  (UNAUDITED)

                                          STANDARD       PAR
                                          & POOR'S      VALUE
                                           RATING       (000)          VALUE
                                          --------   -----------   -------------
U.S. GOVERNMENT SECURITIES--7.4%

U.S. TREASURY NOTES--7.4%
U.S. Treasury Notes 5.375%, 1/31/00.....    AAA      $    16,750   $  16,952,623
U.S. Treasury Notes 5.50%, 3/31/00......    AAA           15,500      15,740,513
U.S. Treasury Notes 4.50%, 9/30/00......    AAA            5,090       5,114,802
U.S. Treasury Notes 5.25%, 8/15/03......    AAA           13,608      14,194,150
U.S. Treasury Notes 5.625%, 5/15/08.....    AAA           15,227      16,398,768
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $68,117,420)                                         68,400,856
--------------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--4.0%
FNMA 6.527%, 5/25/30....................    AAA            4,000       3,910,000
GNMA 6.50%, '23-'28.....................    AAA           32,566      33,048,647
--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $35,841,221)                                         36,958,647
--------------------------------------------------------------------------------

MUNICIPAL BONDS--9.1%

CALIFORNIA--4.0%
California State Department Water System
Series S 5%, 12/1/29....................     AA            1,700       1,691,500

Fresno County Pension Obligation Taxable
6.21%, 8/15/06..........................    AAA            5,600       5,810,000

Kern County Pension Obligation Taxable
7.26%, 8/15/14..........................    AAA            4,500       5,034,375

                                          STANDARD       PAR
                                          & POOR'S      VALUE
                                           RATING       (000)          VALUE
                                          --------   -----------   -------------
CALIFORNIA--CONTINUED

Long Beach Pension Obligation Taxable
6.87%, 9/1/06...........................    AAA      $     3,000   $   3,236,250

Los Angeles County Public Works 5.125%,
12/1/29.................................    AAA            2,560       2,582,400

Orange County Pension Obligation Series
A Taxable 7.62%, 9/1/08.................    AAA            4,520       5,147,150

Sacramento County Series A Pension
Taxable 6.625%, 8/15/06.................    AAA            3,400       3,616,750

San Bernardino County Financing
Authority Pension Obligation Revenue
Taxable 6.87%, 8/1/08...................    AAA            1,335       1,445,137

San Bernardino County Financing
Authority Pension Obligation Revenue
Taxable 6.94%, 8/1/09...................    AAA            3,625       3,951,250

Sonoma County Pension Obligation 6.625%,
6/1/13..................................    AAA            1,700       1,789,250

Ventura County Pension Obligation
Taxable 6.54%, 11/1/05..................    AAA            2,325       2,458,687
                                                                   -------------
                                                                      36,762,749
                                                                   -------------

FLORIDA--0.2%
Florida Department of Transportation 5%,
7/1/27..................................    AA+            2,050       2,021,812

                       See Notes to Financial Statements                       5

Phoenix Income and Growth Fund

                                          STANDARD       PAR
                                          & POOR'S      VALUE
                                           RATING       (000)          VALUE
                                          --------   -----------   -------------
ILLINOIS--0.4%
Illinois Educational Facilities
Authority Revenue-Loyola University
Series A Taxable 7.84%, 7/1/24..........    AAA      $     3,410   $   3,806,413

MASSACHUSETTS--0.4%
Massachusetts State Port Authority
Series C Revenue Taxable 6.05%,
7/1/02..................................    AA-            1,575       1,620,281

Massachusetts State Water Authority
Series D 5%, 8/1/24.....................    AAA            2,050       2,021,813
                                                                   -------------
                                                                       3,642,094
                                                                   -------------

NEW YORK--1.4%
Metropolitan Transportation Authority
Series A 5%, 4/1/23.....................    AAA            5,500       5,438,125

New York State Series C Taxable 6.40%,
3/1/08..................................    AAA            7,460       7,805,025
                                                                   -------------
                                                                      13,243,150
                                                                   -------------

PENNSYLVANIA--1.1%
Pittsburgh Pension Series C Taxable
6.50%, 3/1/17...........................    AAA            4,250       4,462,500

Pittsburgh Water & Sewer Authority,
First Lien, Series A 5.05%, 9/1/25......    AAA            5,750       5,742,813
                                                                   -------------
                                                                      10,205,313
                                                                   -------------
TEXAS--1.3%
Dallas-Fort Worth International Airport
Taxable 6.40%, 11/1/06..................    AAA            4,415       4,635,750

Dallas-Fort Worth International Airport
Taxable 6.40%, 11/1/07..................    AAA            1,200       1,258,500

Houston Water & Sewer System Revenue
Refunding, Jr., Series D 5%, 12/1/25....    AAA            2,560       2,537,600

Texas Taxable Veterans Series B 6.05%,
12/1/02.................................     AA            3,000       3,097,500
                                                                   -------------
                                                                      11,529,350
                                                                   -------------

                                          STANDARD       PAR
                                          & POOR'S      VALUE
                                           RATING       (000)          VALUE
                                          --------   -----------   -------------

WASHINGTON--0.3%
Washington State Series E Taxable 5%,
7/1/22..................................    AA+      $     2,560   $   2,553,600
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $79,433,948)                                         83,764,481
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--2.5%

AESOP Funding II LLC 97-1, A2 144A
6.40%, 10/20/03(b)......................    AAA            5,000       5,198,438

Associates Manufactured Housing Pass
Through 97-2, A6 7.075%, 3/15/28........    AAA            1,500       1,514,063

Capita Equipment Receivables Trust 97-1,
B 6.45%, 8/15/02........................     A+            3,500       3,577,656

Copelco Capital Funding Corp., 98-A, A3
5.78%, 2/15/98..........................    AAA            5,000       5,043,750

Fleetwood Credit Corp. Grantor Trust
96-B, A 6.90%, 3/15/12..................    AAA            1,497       1,531,519

Green Tree Financial Corp. 96-2, M1
7.60%, 4/15/27..........................    AA-            3,325       3,506,836

Premier Auto Trust 98-1, A4 5.70%,
10/6/02.................................   Aaa(c)          2,500       2,527,734
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $22,311,068)                                         22,899,996
--------------------------------------------------------------------------------

CORPORATE BONDS--3.8%

BROADCASTING (TELEVISION, RADIO & CABLE)--0.4%
Turner Broadcasting 8.375%, 7/1/13......    BBB-           3,000       3,453,750

COMPUTERS (SOFTWARE & SERVICES)--0.3%
Computer Associates International Series
B 6.375%, 4/15/05.......................     A-            2,350       2,332,375

HEALTH CARE (HOSPITAL MANAGEMENT)--0.5%
Tenet Healthcare Corp. 144A 8.125%,
12/1/08(b)..............................    BB-            5,000       4,956,250

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.5%
Boston Scientific Corp. 6.625%,
3/15/05.................................    BBB            4,925       4,918,844

6                      See Notes to Financial Statements

Phoenix Income and Growth Fund

                                          STANDARD       PAR
                                          & POOR'S      VALUE
                                           RATING       (000)          VALUE
                                          --------   -----------   -------------
MANUFACTURING (DIVERSIFIED)--0.5%
Tyco International Group SA 6.375%,
6/15/05.................................     A-      $     4,800   $   4,914,000

PAPER & FOREST PRODUCTS--0.6%
Buckeye Cellulose Corp. 8.50%,
12/15/05................................    BB-            5,000       5,075,000

REITS--0.3%
Meditrust Corp. Notes 7.375%, 7/15/00...    BBB-           3,000       2,913,750

RETAIL (FOOD CHAINS)--0.5%
Meyer (Fred), Inc. 7.45%, 3/1/08........    BB+            4,000       4,200,000

TRUCKS & PARTS--0.2%
Cummins Engine, Inc. 6.45%, 3/1/05......    BBB+           2,150       2,120,437
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $34,247,919)                                         34,884,406
--------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--10.0%

CS First Boston Mortgage Securities
Corp. 97-C2, B 6.72%, 11/17/07..........   Aa(c)          11,000      11,123,750

CS First Boston Corp. 97-SPCE, D 144A
7.332%, 4/20/08(b)......................   BBB(c)          4,039       4,097,061

DLJ Mortgage Acceptance Corp. 96-CF1,
A1B 144A 7.58%, 2/12/06(b)..............    AAA            4,400       4,629,625
DLJ Mortgage Acceptance Corp. 97-CF2, B2
144A 7.14%, 11/15/08(b)(d)..............    BBB-           5,000       4,654,687
First Union Lehman Brothers 97-C1, B
7.43%, 4/18/07..........................   Aa(c)           2,500       2,646,875

G.E. Capital Mortgage Services, Inc.
94-9, M 6.50%, 2/25/24..................     AA           11,328      10,960,082

G.E Capital Mortgage Services, Inc.
96-4, A5 7%, 3/25/26....................    AAA            8,764       8,939,297
G.E. Capital Mortgage Services, Inc.
96-8, M 7.25%, 5/25/26..................    AAA              487         488,372

                                          STANDARD       PAR
                                          & POOR'S      VALUE
                                           RATING       (000)          VALUE
                                          --------   -----------   -------------

GMAC Commercial Mortgage Securities,
Inc. 97-C2, B 6.703%, 12/15/07..........   Aa(c)     $     7,000   $   6,984,687

Lehman Large Loan 97-LLI, B 6.95%,
3/12/07.................................     AA            4,340       4,543,437

Nationslink Funding Corp. 96-1, B 7.69%,
12/20/05................................     AA            1,500       1,601,719

Prudential Home Mortgage Securities
94-15, M 6.80%, 5/25/24.................   Aaa(c)          8,299       8,270,044

Residential Asset Securitization Trust
96-A8, A1 8%, 12/25/26..................    AAA              867         868,909

Residential Funding Mortgage Securities
I 96-S1, A11 7.10%, 1/25/26.............    AAA            2,800       2,856,000

Residential Funding Mortgage Securities
I 96-S4, M1 7.25%, 2/25/26..............     AA            3,892       3,961,094

Securitized Asset Sales 93-J, 2B 6.80%,
11/28/23................................    A(c)           4,411       4,252,794

Structured Asset Securities Corp. 95-C4,
B 7%, 6/25/26...........................     AA            5,198       5,246,434

Triangle Funding Ltd. 98-2A, 3 144A
7.163%, 10/15/04(b)(d)..................    BBB            6,000       6,010,313
--------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $90,731,984)                                         92,135,180
--------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--8.0%

ARGENTINA--1.1%
Republic of Argentina Bearer FRB 6.188%,
3/31/05(d)..............................     BB            8,070       6,708,104

Republic of Argentina 9.75%, 9/19/27....     BB            3,750       3,257,812
                                                                   -------------
                                                                       9,965,916
                                                                   -------------

BRAZIL--0.6%
Republic of Brazil NMB-L 6.75%,
4/15/09(d)..............................    BB-            9,075       5,099,016

                       See Notes to Financial Statements                       7

Phoenix Income and Growth Fund

                                          STANDARD       PAR
                                          & POOR'S      VALUE
                                           RATING       (000)          VALUE
                                          --------   -----------   -------------
BULGARIA--0.4%
Republic of Bulgaria Series A Bearer
Euro 2.50%, 7/28/12(d)..................    B(c)     $     6,105   $   3,388,275

COLOMBIA--0.7%
Republic of Colombia 7.625%, 2/15/07....    BBB-           8,000       6,100,000
CROATIA--0.7%
Croatia Series B 6.563%, 7/31/06(d).....    BBB-           3,619       2,967,675
Croatia Series A 6.563%, 7/31/10(d).....    BBB-           4,300       3,354,000
                                                                   -------------
                                                                       6,321,675
                                                                   -------------

ECUADOR--0.3%
Ecuador Registered PDI Euro, PIK
interest capitalization, 6.625%,
2/27/15(d)..............................    B(c)           3,876       1,690,869
Ecuador Bearer PDI Euro, PIK interest
capitalization, 6.625%, 2/27/15(d)......    B(c)           2,150         938,000
                                                                   -------------
                                                                       2,628,869
                                                                   -------------

KOREA--0.7%
Republic of Korea 8.875%, 4/15/08.......    BB+            7,420       6,865,355

MEXICO--1.0%
United Mexican States Global Bond
11.50%, 5/15/26.........................     BB            9,160       9,434,800
PANAMA--0.7%
Republic of Panama 8.875%, 9/30/27......    BB+            7,515       6,932,588

PERU--0.4%
Peru PDI 4%, 3/7/17(d)..................     BB            5,745       3,303,375

POLAND--1.1%
Poland Bearer PDI 4%, 10/27/14(d).......    BBB-           5,500       5,008,438
Poland Registered PDI 4%, 10/27/14(d)...    BBB-           6,100       5,554,813
                                                                   -------------
                                                                      10,563,251
                                                                   -------------
RUSSIA--0.1%
Russia IAN Series U.S. 6.625%,
12/15/15(d).............................   Ca(c)           5,538         539,985

Russia Principal Loan 6.625%,
12/15/20(d).............................     NR            5,865         461,869
                                                                   -------------
                                                                       1,001,854
                                                                   -------------

                                          STANDARD       PAR
                                          & POOR'S      VALUE
                                           RATING       (000)          VALUE
                                          --------   -----------   -------------

VENEZUELA--0.2%
Republic of Venezuela 13.625%,
8/15/18.................................     B+      $     1,950   $   1,443,000

Republic of Venezuela 9.25%, 9/15/27....     B+            1,455         887,550
                                                                   -------------
                                                                       2,330,550
                                                                   -------------
--------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $89,180,860)                                         73,935,524
--------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS--1.5%

ARGENTINA--0.3%
Compania de Radiocomunicaciones Moviles
144A 9.25%, 5/8/08(b)...................    BBB-           1,500       1,320,000

Telefonica De Argentina 144A 9.125%,
5/7/08(b)...............................    BBB-           1,450       1,283,250
                                                                   -------------
                                                                       2,603,250
                                                                   -------------

CHILE--0.3%
Compania Sud America de Vapores SA
7.375%, 12/8/03.........................    BBB              610         567,300

Petropower I Funding Trust 144A 7.36%,
2/15/14(b)..............................    BBB            2,400       2,028,000
                                                                   -------------
                                                                       2,595,300
                                                                   -------------

JAPAN--0.9%
IBJ Preferred Capital Co. LLC 144A
8.79%, 12/29/49(b)(d)...................   Baa(c)          4,880       3,910,979

SB Treasury Co. LLC 144A 9.40%,
12/29/49(b)(d)..........................    BBB            4,880       4,399,964
                                                                   -------------
                                                                       8,310,943
                                                                   -------------
--------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $15,664,680)                                         13,509,493
--------------------------------------------------------------------------------

CONVERTIBLE BONDS--9.1%

COMMUNICATIONS EQUIPMENT--0.3%
Bell Atlantic Financial Services Cv.
144A 4.25%, 9/15/05(b)..................     A             3,250       3,189,225

8                      See Notes to Financial Statements

Phoenix Income and Growth Fund

                                          STANDARD       PAR
                                          & POOR'S      VALUE
                                           RATING       (000)          VALUE
                                          --------   -----------   -------------
ELECTRICAL EQUIPMENT--0.6%
Itron, Inc. Cv. 6.75%, 3/31/04..........     NR      $     1,850   $   1,311,187
Thermo Electron Corp. Cv. 144A 4.25%,
1/01/03(b)..............................     A             5,200       4,550,000
                                                                   -------------
                                                                       5,861,187
                                                                   -------------

ELECTRONICS (INSTRUMENTATION)--0.6%
Hewlett-Packard Co. Cv. 0%, 10/14/17....     AA           11,000       5,981,250

ELECTRONICS (SEMICONDUCTORS)--0.3%
Xilinx, Inc. Cv. 5.25%, 11/1/02.........     B             2,600       2,658,500
FINANCIAL (DIVERSIFIED)--0.5%
Berkshire Hathaway Cv. 1%, 12/2/01......   Aa(c)           3,475       4,882,375

LEISURE TIME (PRODUCTS)--0.6%
Imax Corp. Cv. 5.75%, 4/1/03............     B             4,250       5,317,812

MANUFACTURING (DIVERSIFIED)--0.2%
National Semiconductor Cv. 144A 6.50%,
10/1/02(b)..............................     BB            1,950       1,577,062
METALS MINING--0.6%
Coeur d'Alene Cv. 144A 7.25%,
10/31/05(b).............................    CCC              500         310,625

Coeur d'Alene Cv. 7.25%, 10/31/05.......    CCC            3,500       2,174,375
Stillwater Mining Co. Cv. 7%, 5/1/03....     NR            2,800       3,482,500
                                                                   -------------
                                                                       5,967,500
                                                                   -------------

OIL & GAS (DRILLING & EQUIPMENT)--1.2%
Baker Hughes, Inc. Cv 0%, 5/5/08........     A-            2,100       1,393,875
Diamond Offshore Drilling, Inc. Cv.
3.75%, 2/15/07..........................    BBB            4,950       5,086,125
Nabors Industries, Inc. Cv. 5%,
5/15/06.................................    BBB            3,005       3,328,038

Offshore Logistic Cv. 144A 6%,
12/15/03(b).............................     B             1,000         901,250
                                                                   -------------
                                                                      10,709,288
                                                                   -------------

PUBLISHING--0.3%
Hollinger, Inc. Cv. 0%, 10/5/13.........     BB            6,000       2,482,500

                                          STANDARD       PAR
                                          & POOR'S      VALUE
                                           RATING       (000)          VALUE
                                          --------   -----------   -------------

PUBLISHING (NEWSPAPERS)--0.2%
Times Mirror Co. Cv. 144A 0%,
4/15/17(b)..............................     A       $     3,500   $   1,491,875

RETAIL (DRUG STORES)--0.7%
Rite Aid Corp. Cv. 144A 5.25%,
9/15/02(b)..............................    BBB            5,175       6,572,250

RETAIL (GENERAL MERCHANDISE)--1.0%
Home Depot, Inc. Cv. 3.25%, 10/1/01.....     A             1,250       2,379,688
Office Depot, Inc. Cv. 0%, 11/1/08......     BB            3,350       2,261,250
Pep Boys Cv. 0%, 9/20/11................    BBB            7,775       4,227,656
                                                                   -------------
                                                                       8,868,594
                                                                   -------------

SERVICES (ADVERTISING/MARKETING)--0.8%
Interpublic Group (The) Cv. 144A 1.80%,
9/16/04(b)..............................     NR            2,500       2,296,875

Omnicom Group, Inc. Cv. 144A 2.25%,
1/6/13(b)...............................   Baa(c)          4,000       4,780,000
                                                                   -------------
                                                                       7,076,875
                                                                   -------------

SERVICES (COMMERCIAL & CONSUMER)--0.1%
Metamor Worldwide, Inc. Cv. 2.94%,
8/15/04.................................     NR            1,000         817,500

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.3%
US Cellular Corp. Cv. 0%, 6/15/15.......    BBB            6,000       2,362,500

WASTE MANAGEMENT--0.8%
U.S.A. Waste Services, Inc. Cv. 4%,
2/1/02..................................    BBB            2,650       3,064,063

WMX Technologies, Inc. Cv. 2%,
1/24/05.................................    BBB            4,710       4,486,275
                                                                   -------------
                                                                       7,550,338
                                                                   -------------
--------------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
(IDENTIFIED COST $86,977,827)                                         83,366,631
--------------------------------------------------------------------------------

FOREIGN CONVERTIBLE BONDS--1.0%

SWITZERLAND--1.0%
Roche Holdings, Inc. Cv. 144A 0%,
5/6/12(b)...............................     NR            7,800       4,095,000

Sandoz Capital BVI Ltd. Cv. 144A 2%,
10/6/02(b)..............................   Aaa(c)          1,330       2,280,950

                       See Notes to Financial Statements                       9

Phoenix Income and Growth Fund

                                          STANDARD       PAR
                                          & POOR'S      VALUE
                                           RATING       (000)          VALUE
                                          --------   -----------   -------------
SWITZERLAND--CONTINUED
Sandoz Capital BVI Ltd. Cv. 2%,
10/6/02.................................   Aaa(c)    $     1,500   $   2,572,500
--------------------------------------------------------------------------------
TOTAL FOREIGN CONVERTIBLE BONDS
(IDENTIFIED COST $7,379,999)                                           8,948,450
--------------------------------------------------------------------------------

                                                       SHARES
                                                     -----------

CONVERTIBLE PREFERRED STOCKS--4.5%

BROADCASTING (TELEVISION, RADIO & CABLE)--0.2%
Cablevision Systems Corp. Cv. Pfd. 8.50%...........       21,000       1,538,250

COMMUNICATIONS EQUIPMENT--0.6%
Airtouch Communications Series C Cv. Pfd. 4.25%....
                                                          45,800       3,666,862
Merrill Lynch & Co. Series Cox (Strypes) Cv. Pfd.
6%.................................................       26,100       1,174,500

TCI Pacific Communications Cv. Pfd. 5%.............        4,800       1,032,000
                                                                   -------------
                                                                       5,873,362
                                                                   -------------

COMPUTERS (SOFTWARE & SERVICES)--0.1%
Microsoft Corp. Series A Cv. Pfd. $2.196...........        8,500         829,812
ELECTRIC COMPANIES--0.1%
Texas Utilities Cv. Pfd. 9.25%.....................       20,000       1,127,500

FINANCIAL (DIVERSIFIED)--0.8%
Newell Financial Trust Cv. Pfd. 5.25%..............      129,900       6,868,462

HEALTH CARE (DIVERSIFIED)--0.1%
McKesson Corp. Cv. Pfd. 144A $2.50(b)..............       11,600       1,232,500

INSURANCE (MULTI-LINE)--0.6%
American General Delaware Series A Cv. Pfd. 6%.....       24,600       2,127,900
St. Paul Capital LLC MIPS Cv. Pfd. 6%..............       56,000       3,465,000
                                                                   -------------
                                                                       5,592,900
                                                                   -------------

METALS MINING--0.2%
Timet Capital Trust Cv. Pfd. 144A 6.625%(b)........       20,000         490,000
USX Corp. Cv. Pfd. 6.75%...........................       97,800       1,503,675
                                                                   -------------
                                                                       1,993,675
                                                                   -------------


                                                       SHARES          VALUE
                                                     -----------   -------------

NATURAL GAS--0.6%
El Paso Energy Corp. Cv. Pfd. 4.75%................      104,000   $   5,044,000

OIL & GAS (DRILLING & EQUIPMENT)--0.1%
EVI, Inc. Cv. Pfd. 144A 5%(b)......................       34,500       1,078,125

PAPER & FOREST PRODUCTS--0.6%
International Paper Co. Cv. Pfd. 5.25%.............      113,700       5,358,113

RETAIL (GENERAL MERCHANDISE)--0.2%
Kmart Financing Cv. Pfd. 7.75%.....................       28,000       1,552,250

TELEPHONE--0.1%
Mediaone Group, Inc. Series D Cv. Pfd. 4.50%.......       12,700       1,102,519

TEXTILES (APPAREL)--0.2%
Designer Finance Cv. Pfd. 6%.......................       46,700       1,850,488
--------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS
(IDENTIFIED COST $40,302,537)                                         41,041,956
--------------------------------------------------------------------------------

COMMON STOCKS--34.3%

AEROSPACE/DEFENSE--0.3%
AAR Corp...........................................        1,800          41,625
Cordant Technologies Corp., Inc....................        4,300         174,956
General Dynamics Corp..............................       20,000       1,183,750
Gulfstream Aerospace Corp.(e)......................       21,000         929,250
Sundstrand Corp....................................        9,300         436,519
                                                                   -------------
                                                                       2,766,100
                                                                   -------------

AIRLINES--0.4%
AMR Corp.(e).......................................       53,000       3,551,000

ALUMINUM--0.1%
Reynolds Metals Co.................................        9,200         551,425

AUTOMOBILES--1.4%
Chrysler Corp......................................       62,600       3,012,625
Ford Motor Co......................................      181,600       9,851,800
                                                                   -------------
                                                                      12,864,425
                                                                   -------------

BANKS (MAJOR REGIONAL)--1.7%
BankBoston Corp....................................       12,800         471,200
Bank One Corp......................................      159,798       7,810,127
First Union Corp...................................       22,500       1,305,000
Fleet Financial Group, Inc.........................       14,000         559,125
Mellon Bank Corp...................................        7,400         444,925
SunTrust Banks, Inc................................       34,900       2,432,094

10                     See Notes to Financial Statements

Phoenix Income and Growth Fund

                                                       SHARES          VALUE
                                                     -----------   -------------
BANKS (MAJOR REGIONAL)--CONTINUED
Wells Fargo & Co...................................        7,800   $   2,886,000
                                                                   -------------
                                                                      15,908,471
                                                                   -------------

BANKS (MONEY CENTER)--1.5%
BankAmerica Corp...................................      160,606       9,224,807
Chase Manhattan Corp...............................       75,800       4,306,387
                                                                   -------------
                                                                      13,531,194
                                                                   -------------
BEVERAGES (NON-ALCOHOLIC)--0.2%
PepsiCo, Inc.......................................       52,000       1,755,000

BIOTECHNOLOGY--0.1%
Amgen, Inc.(e).....................................       12,600         989,887

BUILDING MATERIALS--0.4%
Fleetwood Enterprises, Inc.........................       11,700         377,325
Vulcan Materials Co................................       30,500       3,618,062
                                                                   -------------
                                                                       3,995,387
                                                                   -------------

CHEMICALS--0.3%
Dow Chemical Co....................................       33,400       3,127,075

CHEMICALS (DIVERSIFIED)--0.2%
Goodrich (B.F.) Co.................................       28,400       1,022,400
Lyondell Chemical Co...............................       25,100         423,562
                                                                   -------------
                                                                       1,445,962
                                                                   -------------

CHEMICALS (SPECIALTY)--0.1%
Engelhard Corp.....................................       13,800         289,800
International Speciality Products, Inc.(e).........       20,500         275,469
                                                                   -------------
                                                                         565,269
                                                                   -------------
COMMUNICATIONS EQUIPMENT--0.6%
Lucent Technologies, Inc...........................       62,000       4,971,625
QUALCOMM, Inc.(e)..................................        4,200         233,625
Tekelec(e).........................................        3,000          53,812
Vitesse Semiconductor Corp.(e).....................        9,300         299,925
                                                                   -------------
                                                                       5,558,987
                                                                   -------------

COMPUTERS (HARDWARE)--1.6%
Apple Computer, Inc.(e)............................       29,800       1,106,325
Compaq Computer Corp...............................       85,100       2,691,287
Dell Computer(e)...................................       33,100       2,172,187
Hewlett-Packard Co.................................       27,600       1,661,175
International Business Machines Corp...............       39,900       5,922,656


                                                       SHARES          VALUE
                                                     -----------   -------------
COMPUTERS (HARDWARE)--CONTINUED
Sun Microsystems, Inc.(e)..........................       16,200   $     943,650
                                                                   -------------
                                                                      14,497,280
                                                                   -------------

COMPUTERS (NETWORKING)--0.3%
Cisco Systems, Inc.(e).............................       34,500       2,173,500
FORE Systems, Inc.(e)..............................        7,300         114,062
Xylan Corp.(e).....................................        5,800          92,800
                                                                   -------------
                                                                       2,380,362
                                                                   -------------

COMPUTERS (PERIPHERALS)--0.2%
EMC Corp.(e).......................................       30,200       1,944,125

COMPUTERS (SOFTWARE & SERVICES)--2.2%
Autodesk, Inc......................................       19,600         611,275
Cadence Design Systems, Inc.(e)....................       30,900         660,487
Computer Associates International, Inc.............       26,900       1,059,187
Computer Horizons Corp.(e).........................       10,200         234,600
Computer Sciences Corp.............................        9,200         485,300
Compuware Corp.(e).................................        6,300         341,381
Comverse Technology, Inc.(e).......................        7,600         349,600
HBO & Co...........................................       70,000       1,837,500
Learning Co., Inc. (The)(e)........................        5,300         136,806
Microsoft Corp.(e).................................       93,400       9,888,725
NCR Corp.(e).......................................        8,600         289,175
Oracle Corp.(e)....................................       33,400         987,387
PeopleSoft, Inc.(e)................................        1,800          38,137
Platinum Technology, Inc.(e).......................        1,100          18,081
Siebel Systems, Inc.(e)............................        2,400          49,050
Sterling Software, Inc.(e).........................       22,500         589,219
Symantec Corp.(e)..................................       14,800         236,800
Synopsys, Inc.(e)..................................       21,000         950,250
Unisys Corp.(e)....................................       49,600       1,320,600
                                                                   -------------
                                                                      20,083,560
                                                                   -------------

CONSUMER (JEWELRY, NOVELTIES & GIFTS)--0.0%
Zale Corp.(e)......................................       11,200         265,300

CONSUMER FINANCE--0.1%
Countrywide Credit Industries, Inc.................       16,900         729,869

DISTRIBUTORS (FOOD & HEALTH)--0.1%
Cardinal Health, Inc...............................        1,700         160,756
Rexall Sundown, Inc.(e)............................        9,300         166,819
Twinlab Corp.(e)...................................        6,600         146,437
                                                                   -------------
                                                                         474,012
                                                                   -------------

                       See Notes to Financial Statements                      11

Phoenix Income and Growth Fund

                                                       SHARES          VALUE
                                                     -----------   -------------
ELECTRIC COMPANIES--1.6%
Central & South West Corp..........................       20,800   $     578,500
Consolidated Edison, Inc...........................       45,000       2,255,625
DTE Energy Co......................................       98,700       4,207,087
Edison International...............................       15,200         400,900
FPL Group, Inc.....................................       34,600       2,164,662
Houston Industries, Inc............................       22,200         689,587
LG&E Energy Corp...................................       70,600       1,862,075
Minnesota Power, Inc...............................       56,000       2,348,500
Washington Water Power Co..........................       20,500         385,656
                                                                   -------------
                                                                      14,892,592
                                                                   -------------

ELECTRICAL EQUIPMENT--0.6%
General Electric Co................................       53,300       4,663,750
Honeywell, Inc.....................................        6,100         487,237
                                                                   -------------
                                                                       5,150,987
                                                                   -------------

ELECTRONICS (INSTRUMENTATION)--0.1%
EG&G, Inc..........................................       32,600         819,075

ELECTRONICS (SEMICONDUCTORS)--0.4%
Intel Corp.........................................       37,600       3,353,450

ENGINEERING & CONSTRUCTION--0.1%
Fluor Corp.........................................       13,000         504,562
ENTERTAINMENT--0.3%
Royal Caribbean Cruises Ltd........................        8,200         228,575
Time Warner, Inc...................................       21,637       2,008,184
Viacom, Inc. Class B(e)............................        5,600         335,300
                                                                   -------------
                                                                       2,572,059
                                                                   -------------
FINANCIAL (DIVERSIFIED)--2.2%
Citigroup, Inc.....................................      132,050       6,214,603
Fannie Mae.........................................      104,100       7,371,594
Imperial Bancorp(e)................................        9,600         133,200
Morgan Stanley Dean Witter & Co....................      104,900       6,792,275
                                                                   -------------
                                                                      20,511,672
                                                                   -------------

FOODS--1.1%
Dole Food, Inc.....................................        1,800          54,225
Earthgrains Co.....................................       20,400         612,000
General Mills, Inc.................................       15,100       1,109,850
Hormel Foods Corp..................................       52,800       1,719,300
Interstate Bakeries Corp...........................       50,400       1,263,150
Quaker Oats Co.....................................       76,800       4,536,000


                                                       SHARES          VALUE
                                                     -----------   -------------
FOODS--CONTINUED
Universal Foods Corp...............................       37,400   $     811,113
                                                                   -------------
                                                                      10,105,638
                                                                   -------------

GAMING, LOTTERY & PARIMUTUEL COMPANIES--0.0%
International Game Technology......................       10,500         236,906

HARDWARE & TOOLS--0.0%
Kennametal, Inc....................................        2,800          58,100

HEALTH CARE (DIVERSIFIED)--0.8%
AmeriSource Health Corp. Class A(e)................        8,200         429,987
Bristol-Myers Squibb Co............................       10,600       1,171,962
McKesson Corp......................................       10,100         777,700
Warner-Lambert Co..................................       64,100       5,023,837
                                                                   -------------
                                                                       7,403,486
                                                                   -------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--2.5%
Genentech, Inc.(e).................................       24,700       1,769,137
Lilly (Eli) and Co.................................       55,300       4,475,844
Medicis Pharmaceutical Corp. Class A(e)............        2,700         135,337
Merck & Co., Inc...................................       34,300       4,639,075
Pfizer, Inc........................................       83,200       8,928,400
Schering-Plough Corp...............................       27,900       2,870,213
                                                                   -------------
                                                                      22,818,006
                                                                   -------------

HEALTH CARE (HOSPITAL MANAGEMENT)--0.1%
Pacificare Health Systems, Inc. Class B(e).........       13,900       1,094,625

HEALTH CARE (MANAGED CARE)--0.1%
Trigon Healthcare, Inc.(e).........................        7,700         288,750
Wellpoint Health Network, Inc.(e)..................        5,300         390,213
                                                                   -------------
                                                                         678,963
                                                                   -------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.3%
Allegiance Corp....................................        8,600         319,813
Allergan, Inc......................................        7,700         480,769
Arterial Vascular Engineering, Inc.(e).............        6,800         209,100
Baxter International, Inc..........................       12,000         719,250
Hillenbrand Industries, Inc........................       15,600         923,325
IDEXX Laboratories, Inc.(e)........................       12,600         287,438
                                                                   -------------
                                                                       2,939,695
                                                                   -------------

HOMEBUILDING--0.0%
Centex Corp........................................        9,900         331,650

12                     See Notes to Financial Statements

Phoenix Income and Growth Fund

                                                       SHARES          VALUE
                                                     -----------   -------------
HOMEBUILDING--CONTINUED
Pulte Corp.........................................        4,100   $     105,575
                                                                   -------------
                                                                         437,225
                                                                   -------------

HOUSEHOLD FURN. & APPLIANCES--0.2%
Maytag Corp........................................        2,000          98,875
Whirlpool Corp.....................................       32,500       1,665,625
                                                                   -------------
                                                                       1,764,500
                                                                   -------------
INSURANCE (LIFE/HEALTH)--0.3%
Aetna, Inc.........................................        4,000         298,500
Equitable Companies, Inc...........................       51,100       2,503,900
                                                                   -------------
                                                                       2,802,400
                                                                   -------------

INSURANCE (MULTI-LINE)--0.4%
American International Group, Inc..................        1,300         110,825
CIGNA Corp.........................................        5,300         386,569
Lincoln National Corp..............................       40,300       3,057,763
                                                                   -------------
                                                                       3,555,157
                                                                   -------------

INSURANCE (PROPERTY-CASUALTY)--0.7%
Allstate Corp......................................      143,400       6,175,163
LandAmerica Financial Group, Inc...................        3,900         202,556
                                                                   -------------
                                                                       6,377,719
                                                                   -------------

INSURANCE BROKERS--0.1%
Aon Corp...........................................       17,800       1,103,600

INVESTMENT BANKING/BROKERAGE--0.1%
Merrill Lynch & Co., Inc...........................        7,600         450,300

IRON & STEEL--0.3%
Carpenter Technology Corp..........................       21,800         764,363
Harsco Corp........................................       47,800       1,565,450
USX-U.S. Steel Group...............................        9,800         227,850
                                                                   -------------
                                                                       2,557,663
                                                                   -------------

MACHINERY (DIVERSIFIED)--0.3%
Deere & Co.........................................       31,300       1,107,238
Graco, Inc.........................................        3,700          97,588
Ingersoll-Rand Co..................................       33,000       1,666,500
Zebra Technologies Corp.(e)........................        5,600         183,400
                                                                   -------------
                                                                       3,054,726
                                                                   -------------


                                                       SHARES          VALUE
                                                     -----------   -------------

MANUFACTURING (DIVERSIFIED)--1.4%
Crane Co...........................................       17,700   $     509,981
McDermott International, Inc.......................        7,800         228,638
National Service Industries, Inc...................        6,200         222,425
Pentair, Inc.......................................       10,200         383,775
Teleflex, Inc......................................        5,700         220,519
Thermo Instrument Systems, Inc.(e).................        9,000         109,688
Tredegar Industries, Inc...........................       37,500         846,094
Tyco International Ltd.............................       39,200       2,427,950
United Technologies Corp...........................       83,200       7,924,800
                                                                   -------------
                                                                      12,873,870
                                                                   -------------

NATURAL GAS--0.5%
Enron Corp.........................................       15,800         833,450
New Jersey Resources Corp..........................       13,300         511,219
Sempra Energy......................................       84,900       2,207,400
Southwest Gas Corp.................................       18,000         426,375
UGI Corp...........................................       14,200         324,825
                                                                   -------------
                                                                       4,303,269
                                                                   -------------

OFFICE EQUIPMENT & SUPPLIES--0.0%
United Stationers, Inc.(e).........................       16,300         431,950

OIL (INTERNATIONAL INTEGRATED)--0.2%
Exxon Corp.........................................       20,800       1,482,000

OIL & GAS (DRILLING & EQUIPMENT)--0.3%
Halliburton Co.....................................        2,200          79,063
National-Oilwell, Inc.(e)..........................       20,900         331,788
Schlumberger Ltd...................................       23,000       1,207,500
Smith International, Inc.(e).......................        1,400          50,313
Transocean Offshore, Inc...........................       24,200         893,888
Varco International, Inc.(e).......................       39,300         424,931
                                                                   -------------
                                                                       2,987,483
                                                                   -------------

OIL & GAS (EXPLORATION & PRODUCTION)--0.0%
MDU Resources Group, Inc...........................       15,500         411,719

OIL & GAS (REFINING & MARKETING)--0.2%
El Paso Energy Corp................................        6,200         219,713
Piedmont Natural Gas Co., Inc......................        7,900         274,525
Sun Co., Inc.......................................       46,100       1,581,806
                                                                   -------------
                                                                       2,076,044
                                                                   -------------

PAPER & FOREST PRODUCTS--0.0%
Bowater, Inc.......................................        2,100          85,706

                       See Notes to Financial Statements                      13

Phoenix Income and Growth Fund

                                                       SHARES          VALUE
                                                     -----------   -------------
PERSONAL CARE--0.0%
Estee Lauder Companies, Inc. Class A...............        2,300   $     150,794

PHOTOGRAPHY/IMAGING--0.3%
Eastman Kodak Co...................................       30,000       2,325,000
Xerox Corp.........................................        3,200         310,000
                                                                   -------------
                                                                       2,635,000
                                                                   -------------

REITS--0.1%
IRT Property Co....................................       57,400         588,350
Meditrust Companies................................       41,800         679,250
                                                                   -------------
                                                                       1,267,600
                                                                   -------------

RESTAURANTS--0.0%
CKE Restaurants, Inc...............................        6,600         173,663
RETAIL (BUILDING SUPPLIES)--0.3%
Home Depot, Inc....................................       41,500       1,805,250
Hughes Supply, Inc.................................        3,200          85,000
Lowe's Companies, Inc..............................       38,500       1,296,969
                                                                   -------------
                                                                       3,187,219
                                                                   -------------

RETAIL (COMPUTERS & ELECTRONICS)--0.3%
Best Buy Co., Inc.(e)..............................       10,800         518,400
Tandy Corp.........................................       51,900       2,572,294
                                                                   -------------
                                                                       3,090,694
                                                                   -------------

RETAIL (DEPARTMENT STORES)--0.1%
Federated Department Stores, Inc.(e)...............       25,000         960,938

RETAIL (GENERAL MERCHANDISE)--0.9%
Dayton Hudson Corp.................................       26,000       1,101,750
Fingerhut Companies, Inc...........................       27,900         235,406
Kmart Corp.........................................       41,400         584,775
Office Depot, Inc.(e)..............................        9,800         245,000
Ross Stores, Inc...................................       15,000         487,500
Wal-Mart Stores, Inc...............................       82,000       5,658,000
                                                                   -------------
                                                                       8,312,431
                                                                   -------------
RETAIL (SPECIALTY-APPAREL)--0.2%
Gap, Inc...........................................        5,400         324,675
Limited, Inc.......................................       35,200         902,000
Payless ShoeSource, Inc.(e)........................        3,300         154,894
TJX Companies, Inc.................................       23,000         435,563
                                                                   -------------
                                                                       1,817,132
                                                                   -------------


                                                       SHARES          VALUE
                                                     -----------   -------------

SERVICES (ADVERTISING/MARKETING)--0.3%
Interpublic Group of Companies, Inc................       15,900   $     930,150
Omnicom Group, Inc.................................       38,700       1,913,231
Snyder Communications Corp., Inc.(e)...............        4,200         149,888
True North Communications, Inc.....................        6,500         153,563
                                                                   -------------
                                                                       3,146,832
                                                                   -------------

SERVICES (COMMERCIAL & CONSUMER)--0.7%
Deluxe Corp........................................       81,300       2,632,088
H&R Block, Inc.....................................       25,400       1,138,238
Hertz Corp. Class A................................        5,100         182,644
Interim Services, Inc.(e)..........................        4,300          91,375
Ogden Corp.........................................       20,600         553,625
Viad Corp..........................................       54,500       1,495,344
                                                                   -------------
                                                                       6,093,314
                                                                   -------------

TELECOMMUNICATIONS (LONG DISTANCE)--1.3%
AT&T Corp..........................................      189,400      11,790,150

TELEPHONE--1.8%
Ameritech Corp.....................................       32,400       1,747,575
BellSouth Corp.....................................       79,900       6,377,019
GTE Corp...........................................       40,900       2,400,319
SBC Communications, Inc............................       22,100       1,023,506
US West, Inc.......................................       87,600       5,026,050
                                                                   -------------
                                                                      16,574,469
                                                                   -------------

TEXTILES (APPAREL)--0.1%
Fruit of the Loom, Inc. Class A(e).................       10,100         154,025
Jones Apparel Group, Inc.(e).......................        7,200         124,200
Liz Claiborne, Inc.................................       16,400         481,750
Tommy Hilfiger Corp.(e)............................        3,100         143,956
V.F. Corp..........................................       10,100         422,306
                                                                   -------------
                                                                       1,326,237
                                                                   -------------

TOBACCO--0.9%
Philip Morris Companies, Inc.......................      119,800       6,124,775
Universal Corp.....................................       62,100       2,305,463
                                                                   -------------
                                                                       8,430,238
                                                                   -------------

TRUCKS & PARTS--0.0%
PACCAR, Inc........................................        6,100         266,113
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $281,582,800)                                       316,102,661
--------------------------------------------------------------------------------

14                     See Notes to Financial Statements

Phoenix Income and Growth Fund

                                                       SHARES          VALUE
                                                     -----------   -------------
FOREIGN COMMON STOCKS--1.1%

CHEMICALS (DIVERSIFIED)--0.3%
Akzo Nobel N.V. Sponsored ADR (Netherlands)........       60,200   $   2,377,900

COMPUTERS (SOFTWARE & SERVICES)--0.0%
Check Point Software Technologies Ltd.
(Israel)(e)........................................        8,800         200,200

HOUSEHOLD FURN. & APPLIANCES--0.1%
Royal Philips Electronics NV NY Registered Shares
(Netherlands)......................................        9,400         515,825
OIL (INTERNATIONAL INTEGRATED)--0.6%
Elf Aquitaine SA Sponsored ADR (France)............       40,700       2,360,600
Royal Dutch Petroleum Co. NY Registered Shares
(Netherlands)......................................       65,000       3,201,250
                                                                   -------------
                                                                       5,561,850
                                                                   -------------
TELECOMMUNICATIONS (LONG DISTANCE)--0.0%
Telecom Corporation of New Zealand Ltd. Sponsored
ADR (New Zealand)..................................       10,000         330,000

TELECOMMUNICATIONS-EQUIPMENT--0.1%
Northern Telecom Ltd. (Canada).....................       25,000       1,070,312
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $11,410,775)                                         10,056,087
--------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--96.3%
(IDENTIFIED COST $863,183,038)                                       886,004,368
--------------------------------------------------------------------------------

                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)        VALUE
                                          --------   -------   -------------

SHORT-TERM OBLIGATIONS--1.7%

COMMERCIAL PAPER--1.7%
Albertson's, Inc. 5.63%, 11/2/98........    A-1      $  110    $     109,983
AlliedSignal, Inc. 6%, 11/2/98..........    A-1       3,890        3,889,351
Ford Motor Credit Co. 5.39%, 11/4/98....    A-1       3,435        3,433,457
Greenwich Funding Corp. 5.23%, 11/9/98..    A-1+      3,470        3,465,905
Greenwich Asset Funding, Inc. 5.30%,
11/10/98................................    A-1+      3,000        2,996,087
Goldman, Sachs & Co. 5.25%, 11/16/98....    A-1+      1,865        1,860,920
----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $15,755,703)                                     15,755,703
----------------------------------------------------------------------------

TOTAL INVESTMENTS--98.0%
(IDENTIFIED COST $878,938,741)                                   901,760,071(a)
Cash and receivables, less liabilities--2.0%                      18,264,788
                                                               -------------
NET ASSETS--100.0%                                             $ 920,024,859
                                                               -------------
                                                               -------------

(a) Federal Income Tax Information: net unrealized appreciation of investment securities is comprised of gross appreciation of $63,804,953 and gross depreciation of $41,008,738 for federal income tax purposes. At October 31, 1998, the aggregate cost of securities for federal income tax purposes was $878,963,856.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1998, these securities amount to a value of $77,334,304 or 8.4% of net assets.
(c)  As rated by Moody's, Fitch or Duff & Phelps.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e)  Non-income producing.

                       See Notes to Financial Statements                      15

Phoenix Income and Growth Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1998
                                  (UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $878,938,741)                                               $  901,760,071
Cash                                                               1,095,376
Receivables
  Investment securities sold                                      11,972,145
  Dividends and interest                                           7,038,981
  Fund shares sold                                                   138,184
                                                              --------------
    Total assets                                                 922,004,757
                                                              --------------
LIABILITIES
Payables
  Fund shares repurchased                                            708,232
  Investment advisory fee                                            518,325
  Distribution fee                                                   203,458
  Transfer agent fee                                                 319,125
  Financial agent fee                                                 41,351
  Trustees' fee                                                       17,696
Accrued expenses                                                     171,711
                                                              --------------
    Total liabilities                                              1,979,898
                                                              --------------
NET ASSETS                                                    $  920,024,859
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  823,609,222
Undistributed net investment income                                2,949,756
Accumulated net realized gain                                     70,644,551
Net unrealized appreciation                                       22,821,330
                                                              --------------
NET ASSETS                                                    $  920,024,859
                                                              --------------
                                                              --------------
CLASS A
Shares of beneficial interest outstanding, $0.0001 par
  value, unlimited authorization (Net Assets $593,569,139)        60,257,422
Net asset value per share                                              $9.85
Offering price per share $9.85/(1-4.75%)                              $10.34
CLASS B
Shares of beneficial interest outstanding, $0.0001 par
  value, unlimited authorization (Net Assets $326,455,720)        33,067,135
Net asset value and offering price per share                           $9.87

                        STATEMENT OF OPERATIONS FOR THE
                       SIX MONTHS ENDED OCTOBER 31, 1998
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $   17,181,065
Dividends                                                          3,041,043
                                                              --------------
    Total investment income                                       20,222,108
                                                              --------------
EXPENSES
Investment advisory fee                                            2,765,518
Distribution fee, Class A                                            564,231
Distribution fee, Class B                                          1,132,183
Financial agent fee                                                  176,964
Transfer agent                                                       505,479
Printing                                                              66,185
Custodian                                                             41,683
Registration                                                          21,706
Professional                                                          21,070
Trustees                                                              10,792
Miscellaneous                                                         29,143
                                                              --------------
    Total expenses                                                 5,334,954
                                                              --------------
NET INVESTMENT INCOME                                             14,887,154
                                                              --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                   10,026,712
                                                              --------------
Net change in unrealized appreciation (depreciation) on
  investments                                                    (42,080,690)
Less unrealized depreciation in connection with Phoenix
  Convertible Fund merger                                         (5,042,696)
                                                              --------------
    Net change in unrealized appreciation (depreciation)         (37,037,994)
                                                              --------------
NET LOSS ON INVESTMENTS                                          (27,011,282)
                                                              --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $  (12,124,128)
                                                              --------------
                                                              --------------

16                     See Notes to Financial Statements

Phoenix Income and Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                     Six Months
                                                        Ended
                                                      10/31/98       Year Ended
                                                     (Unaudited)       4/30/98
                                                    -------------   -------------
FROM OPERATIONS
  Net investment income                             $  14,887,154   $  27,467,229
  Net realized gain                                    10,026,712     131,616,037
  Net change in unrealized appreciation
    (depreciation)                                    (37,037,994)      4,573,207
                                                    -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                        (12,124,128)    163,656,473
                                                    -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A                       (8,434,561)    (17,182,669)
  Net investment income, Class B                       (5,560,706)    (10,988,112)
  Net realized gains, Class A                                  --     (54,265,543)
  Net realized gains, Class B                                  --     (43,432,965)
                                                    -------------   -------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS                                      (13,995,267)   (125,869,289)
                                                    -------------   -------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sale of shares (3,579,237 and
    2,818,975 shares, respectively)                    36,318,355      29,110,549
  Net asset value of shares issued from
    Convertible Fund merger (16,132,079 shares)       156,615,165              --
  Net asset value of shares issued from
    reinvestment of distributions
    (665,797 and 6,091,273 shares, respectively)        6,508,717      58,628,750
  Cost of shares repurchased (5,203,929 and
    9,627,226, respectively)                          (51,620,886)    (99,772,724)
                                                    -------------   -------------
Total                                                 147,821,351     (12,033,425)
                                                    -------------   -------------
CLASS B
  Proceeds from sale of shares (638,961 and
    2,189,770 shares, respectively)                     6,348,040      22,255,564
  Net asset value of shares issued from
    Convertible Fund merger (740,793 shares)            7,207,950              --
  Net asset value of shares issued from
    reinvestment of distributions
    (438,892 and 4,402,084 shares, respectively)        4,300,662      42,377,821
  Cost of shares repurchased (4,159,106 and
    8,764,802, respectively)                          (41,401,728)    (90,886,654)
                                                    -------------   -------------
Total                                                 (23,545,076)    (26,253,269)
                                                    -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS                                      124,276,275     (38,286,694)
                                                    -------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS                98,156,880        (499,510)
NET ASSETS
  Beginning of period                                 821,867,979     822,367,489
                                                    -------------   -------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED NET
    INVESTMENT INCOME OF
    $2,949,756 AND $2,057,869, RESPECTIVELY]        $ 920,024,859   $ 821,867,979
                                                    -------------   -------------
                                                    -------------   -------------

                       See Notes to Financial Statements                      17

Phoenix Income and Growth Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                               CLASS A
                                      -----------------------------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED                                  YEAR ENDED APRIL 30,
                                         10/31/98        ----------------------------------------------------------------------
                                        (UNAUDITED)            1998           1997           1996           1995           1994
Net asset value, beginning of period      $   10.20      $     9.86     $    10.08     $     8.88     $     9.33     $     9.92
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                        0.18            0.38           0.40           0.44           0.46           0.45
  Net realized and unrealized gain
    (loss)                                    (0.34)           1.63           0.66           1.22           0.03          (0.08)
                                              -----           -----          -----          -----          -----          -----
      TOTAL FROM INVESTMENT
        OPERATIONS                            (0.16)           2.01           1.06           1.66           0.49           0.37
                                              -----           -----          -----          -----          -----          -----
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                    (0.19)          (0.39)         (0.40)         (0.42)         (0.45)         (0.44)
  Dividends from net realized gains              --           (1.28)         (0.88)         (0.04)         (0.33)         (0.52)
  In excess of accumulated net
    realized gains                               --              --             --             --          (0.16)            --
                                              -----           -----          -----          -----          -----          -----
      TOTAL DISTRIBUTIONS                     (0.19)          (1.67)         (1.28)         (0.46)         (0.94)         (0.96)
                                              -----           -----          -----          -----          -----          -----
Change in net asset value                     (0.35)           0.34          (0.22)          1.20          (0.45)         (0.59)
                                              -----           -----          -----          -----          -----          -----
NET ASSET VALUE, END OF PERIOD            $    9.85      $    10.20     $     9.86     $    10.08     $     8.88     $     9.33
                                              -----           -----          -----          -----          -----          -----
                                              -----           -----          -----          -----          -----          -----
Total return(1)                               (1.55)%(3)      21.87%         10.93%         19.01%          5.95%          3.38%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                              $593,569        $459,992       $451,439       $493,454       $490,225       $524,855
RATIO TO AVERAGE NET ASSETS OF:
  Expenses                                     1.17%(2)        1.13%          1.18%          1.18%          1.16%          1.23%
  Net investment income                        3.96%(2)        3.61%          3.82%          4.39%          5.07%          4.57%
Portfolio turnover                               34%(3)         155%           111%           107%            90%            88%

                                                                               CLASS B
                                      -----------------------------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED                                  YEAR ENDED APRIL 30,
                                         10/31/98        ----------------------------------------------------------------------
                                        (UNAUDITED)            1998           1997           1996           1995           1994
Net asset value, beginning of period      $   10.22      $     9.87     $    10.09     $     8.88     $     9.32     $     9.92
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                        0.18            0.30           0.31           0.36           0.39           0.38
  Net realized and unrealized gain
    (loss)                                    (0.36)           1.64           0.67           1.23           0.04          (0.08)
                                              -----           -----          -----          -----          -----          -----
      TOTAL FROM INVESTMENT
        OPERATIONS                            (0.18)           1.94           0.98           1.59           0.43           0.30
                                              -----           -----          -----          -----          -----          -----
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                    (0.17)          (0.31)         (0.32)         (0.34)         (0.38)         (0.38)
  Dividends from net realized gains              --           (1.28)         (0.88)         (0.04)         (0.33)         (0.52)
  In excess of accumulated net
    realized gains                               --              --             --             --          (0.16)            --
                                              -----           -----          -----          -----          -----          -----
      TOTAL DISTRIBUTIONS                     (0.17)          (1.59)         (1.20)         (0.38)         (0.87)         (0.90)
                                              -----           -----          -----          -----          -----          -----
Change in net asset value                     (0.35)           0.35          (0.22)          1.21          (0.44)         (0.60)
                                              -----           -----          -----          -----          -----          -----
NET ASSET VALUE, END OF PERIOD            $    9.87      $    10.22     $     9.87     $    10.09     $     8.88     $     9.32
                                              -----           -----          -----          -----          -----          -----
                                              -----           -----          -----          -----          -----          -----
Total return(1)                               (1.78)%(3)      21.03%         10.05%         18.14%          5.23%          2.62%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                              $326,456        $361,876       $370,929       $396,169       $386,515       $378,847
RATIO TO AVERAGE NET ASSETS OF:
  Expenses                                     1.59%(2)        1.88%          1.93%          1.93%          1.91%          1.91%
  Net investment income                        3.51%(2)        2.86%          3.06%          3.64%          4.32%          3.98%
Portfolio turnover                               34%(3)         155%           111%           107%            90%            88%

(1)  Maximum sales charge is not reflected in the total return calculation.
(2)  Annualized.
(3)  Not annualized.

18                     See Notes to Financial Statements

PHOENIX INCOME AND GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1998 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  Phoenix Income and Growth Fund (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's primary investment objective is to invest in a diversified group of securities that are selected for current yield consistent with preservation of capital. The Fund offers both Class A and Class B shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Fund are borne pro rata by the holders of both classes of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principals requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Discounts are amortized to income using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

  It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates, between the date income is accrued and paid, is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  Effective June 1, 1998, National Securities and Research Corporation assigned its investment advisory agreement to Phoenix Investment Counsel, Inc. ("PIC"), both an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"). PIC is entitled to a fee at an annual rate of 0.70% of the average daily net assets of the Fund for the first $1.0 billion and 0.65% for the second $1.0 billion.

  As Distributor of the Fund's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect majority-owned subsidiary of PHL, has advised the Fund that it retained net selling commissions of $18,901 for Class A shares and deferred sales charges of $220,573 for Class B shares for the six months ended October 31, 1998. In addition, the Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and reimbursed up to 1.00% for Class B shares of the average daily net assets of the Fund. The Distribution Plan for

PHOENIX INCOME AND GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1998 (UNAUDITED) (CONTINUED)

Class A shares provides for fees to be paid up to a maximum on an annual basis of 0.30%; the Distributor has voluntarily agreed to limit the fee to 0.25%. The Distributor has advised the Fund that of the total amount expensed for the six months ended October 31, 1998, $885,621 was earned by the Distributor, $778,885 was paid to unaffiliated participants and $31,908 was paid to W.S. Griffith, an indirect subsidiary of PHL.

  As Financial Agent of the Fund, PEPCO received a fee for bookkeeping, administration, and pricing services through May 31, 1998, at an annual rate of 0.05% of average daily net assets up to $100 million, 0.04% of average daily net assets of $100 million to $300 million, 0.03% of average daily net assets of $300 million through $500 million, and 0.015% of average daily net assets greater than $500 million; a minimum fee applied. Effective June 1, 1998, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC, Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. The current fee schedule of PFPC, Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply.

  PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended October 31, 1998, transfer agent fees were $505,479 of which PEPCO retained $194,098 which is net of fees paid to State Street.

  At October 31, 1998, PHL and affiliates held 144 Class A shares and 20 Class B shares of the Fund with a combined value of $1,615.

3. PURCHASE AND SALE OF SECURITIES

  Purchases and sales of securities, excluding short-term securities and options, for the six months ended October 31, 1998, aggregated $264,667,517 and $310,910,943, including $56,742,492 and $61,672,498 of U.S. Government and
Agency securities, respectively.

4. MERGER

  On October 23, 1998, the Fund acquired all the net assets of the Phoenix Convertible Fund Series ("Convertible Fund") pursuant to an Agreement and Plan of Reorganization approved by fund shareholders on October 14, 1998. The acquisition was accomplished by a tax-free exchange of 16,132,079 Class A shares of the Fund and 740,793 Class B shares of the Fund (valued at $156,615,165 and $7,207,950, respectively) for 9,661,762 Convertible Fund Class A shares and 446,615 Convertible Fund Class B shares outstanding on October 23, 1998. The Convertible Fund's net assets at that date of $163,823,115, including $5,042,696 of unrealized depreciation were combined with those of the Fund. The aggregate net assets of the Fund immediately after the merger were $908,891,194.

5. MARKET RISK

  In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

  This report is not authorized for distribution to prospective investors in the Phoenix Income and Growth Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

RESULTS OF SHAREHOLDER MEETING (UNAUDITED)

A special meeting of Shareholders of the Phoenix Convertible Fund Series (the "Convertible Fund"), a series of the Phoenix Series Fund was held on October 14, 1998 to approve the following matters:

    1. An Agreement and Plan of Reorganization under which the Convertible Fund will become part of the Phoenix Income and Growth Fund.

On the record date for this meeting there were 10,368,092 shares outstanding and 50.52% of the shares outstanding and entitled to vote were present by proxy.

NUMBER OF VOTES:

                                             FOR       AGAINST     ABSTAIN
                                          ---------   ---------   ---------
1. Agreement and Plan of Reorganization   4,414,483     222,957     600,613

PHOENIX INCOME AND GROWTH FUND
101 Munson Street
Greenfield, Massachusetts 01301

TRUSTEES
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
John F. Sharry, Executive Vice President
James D. Wehr, Senior Vice President
Steven L. Colton, Vice President
William E. Keen, III, Vice President
Christopher J. Kelleher, Vice President
William R. Moyer, Vice President
Leonard J. Saltiel, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

TRANSFER AGENT
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

HOW TO CONTACT US

The Fund Connection               1-800-243-1574
Customer Service                  1-800-243-1574 (option 0)
Investment Strategy Hotline       1-800-243-4361 (option 2)
Marketing Department              1-800-243-4361 (option 3)
Text Telephone                    1-800-243-1926

Internet access:
WWW.PHOENIXINVESTMENTS.COM

PHOENIX EQUITY PLANNING CORPORATION                             ---------------
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